Related Party Transactions	9 Months Ended
Sep. 30, 2022
Related Party Transactions
Related Party Transactions

28.Related Party Transactions

Transactions between the Company and its subsidiaries have been eliminated in consolidation and are not disclosed in the notes. Related party transactions are disclosed below.

Remuneration of Key Management

The remuneration of the senior management consists of the remuneration of the CEO of the Company for the three and nine months ended September 30:

	For the three months ended		For the nine months ended
	September 30		September 30
(in EUR 000)	2022	2021	2022	2021
Short-term remuneration & compensation	120	332	391	477
Share based payment	47	13	102	13
Total	167	345	493	490

The Company had the following related party transactions in 2021:

On July 15, 2021, the Board of Directors, based on the recommendation of the remuneration committee, approved an exceptional one-off bonus to Olivier Taelman, CEO, for the success of the Nasdaq IPO, for an amount of €150,000.

On August 27, 2021, the Board of Directors approved a revised remuneration package for Olivier Taelman, CEO, effective as of September 1, 2021.

The Company did not have any related party transactions for the three and nine months period ended September 30, 2022.

Transactions with Non-Executive Directors and Shareholders:

	For the nine months ended September 30, 2022			For the nine months ended September 30, 2021
	R&D	Consulting	Board	R&D	Consulting	Board
(in EUR 000)	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	1,749	—	—	1,450	—	—
MINV SA	—	60	—	—	69	—
Ray Cohen	—	—	20	—	—	—
Ginny Kirby	—	—	15	—	—	—
Donald Deyo	—	—	21	—	—	43
Robert Taub	—	—	61	—	—	54
Kevin Rakin	—	—	33	—	—	31
Pierre Gianello	—	—	36	—	—	28
Jan Janssen	—	—	24	—	—	28
Jurgen Hambrecht	—	—	38	—	—	31
Rita Mills	—	—	28	—	—	—
Total	1,749	60	276	1,450	69	215
Amounts outstanding at period-end	970	60	126	—	69	215

	For the three months ended September 30, 2022			For the three months ended September 30, 2021
(in EUR 000)	R&D	Consulting	Board	R&D	Consulting	Board
	Collaboration	services	Remuneration	Collaboration	services	Remuneration
Cochlear	413	−	−	1,450	−	−
MINV SA	−	−	−	−	52	−
Ray Cohen	−	−	16	−	−	−
Ginny Kirby	−	−	12	−	−	−
Donald Deyo	−	−	7	−	−	22
Robert Taub	−	−	19	−	−	13
Kevin Rakin	−	−	8	−	−	9
Pierre Gianello	−	−	1	−	−	7
Jan Janssen	−	−	5	−	−	7
Jurgen Hambrecht	−	−	14	−	−	9
Rita Mills	−	−	5	−	−	−
Total	413	−	87	1,450	52	67
Amounts outstanding at period-end	970	60	126	−	69	215

The Company and Cochlear Limited, or Cochlear, have entered into a collaboration agreement, dated November 2018, under which they agreed to collaborate to further develop and progress commercialization of implantable treatments for sleep disordered breathing conditions. A new Statement of Work was entered into on June 8, 2020. Under this agreement, Cochlear is working with the Company in developing and enhancing the next generation implantable stimulator. This collaboration agreement led to a financial impact of €1.7 million and €1.5 million for the nine months ended September 30, 2022 and 2021 respectively. For the three months ended September 30, the financial impact of the collaboration with Cochlear was of €413,000 in 2022 and €1.5 million in 2021.